Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2019	Aug. 31, 2019
Current
Cash	$ 1,083	$ 5,550
Amounts receivable	285	507
Prepaid expenses and other	286	298
Total current assets	1,654	6,355
Performance bonds and other assets	48	65
Exploration and evaluation assets	39,171	36,792
Right to use asset	228
Property, plant and equipment	433	451
Total assets	41,534	43,663
Current
Accounts payable and other liabilities	1,546	4,022
Brokerage fees payable	2,776	2,775
Total current liabilities	4,322	6,797
Loan payable	18,921	18,785
Convertible notes	16,650	16,075
Share based liabilities	167	112
Lease liability	237
Warrant derivative		3,051
Total liabilities	40,297	44,820
SHAREHOLDERS' EQUITY
Share capital	855,168	855,270
Contributed surplus	27,029	26,777
Accumulated other comprehensive loss	(158,285)	(159,637)
Deficit	(738,585)	(739,018)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(14,673)	(16,608)
Non-controlling interest	15,910	15,451
Total shareholders' equity / (deficit)	1,237	(1,157)
Total liabilities and shareholders' equity / (deficit)	$ (41,534)	$ (43,663)